Supplemental Guarantor Information - Supplemental Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES	$ 9,603	$ 8,281	$ 9,707
CASH PROVIDED BY DISCONTINUED OPERATIONS	232	223	246
CASH PROVIDED BY OPERATING ACTIVITIES	9,835	8,504	9,953
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(9,816)	(8,479)	(6,049)
Additions to gas gathering, transmission, and processing facilities	(1,190)	(733)	(652)
Proceeds from divestiture of Gulf of Mexico Shelf properties	3,702
Acquisition of Cordillera		(2,666)
Acquisitions of Mobil North Sea			(1,246)
Equity investment in Yara Pilbara Holdings Pty Limited		(439)
Acquisitions, other	(215)	(252)	(567)
Proceeds from Kitimat LNG transaction, net	396
Proceeds from sale of oil and gas properties	307	27	422
Other	(90)	(555)	(162)
NET CASH PROVIDED BY (USED IN) CONTINUING INVESTING ACTIVITIES	(6,906)	(13,097)	(8,254)
NET CASH USED IN DISCONTINUED OPERATIONS	(210)	(327)	(391)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(7,116)	(13,424)	(8,645)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper, credit facility, and bank notes, net	(509)	511	(927)
Fixed rate debt borrowings		4,978
Payments on fixed rate debt	(2,072)	(400)
Dividends paid	(360)	(332)	(306)
Proceeds from sale of noncontrolling interest	2,948
Shares repurchased	(997)
Other	21	(10)	68
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES	(969)	4,747	(1,165)
NET CASH PROVIDED BY DISCONTINUED OPERATIONS	(4)	38	18
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(973)	4,785	(1,147)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,746	(135)	161
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	160	295	134
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,906	160	295
Apache Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES	1,421	2,357	2,191
CASH PROVIDED BY OPERATING ACTIVITIES	1,421	2,357	2,191
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(4,291)	(3,313)	(1,478)
Additions to gas gathering, transmission, and processing facilities	(124)	(48)
Proceeds from divestiture of Gulf of Mexico Shelf properties	3,702
Acquisition of Cordillera		(2,666)
Acquisitions, other		(66)	(448)
Proceeds from sale of oil and gas properties		25	204
Investment in and advances to subsidiaries, net		(657)	772
Other	(58)	(450)	(81)
NET CASH PROVIDED BY (USED IN) CONTINUING INVESTING ACTIVITIES	(771)	(7,175)	(1,031)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(771)	(7,175)	(1,031)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper, credit facility, and bank notes, net	(501)	502	(927)
Intercompany borrowings	3,056
Fixed rate debt borrowings		4,978
Payments on fixed rate debt	(1,722)	(400)
Dividends paid	(360)	(332)	(306)
Shares repurchased	(997)
Other	29	29	108
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES	(495)	4,777	(1,125)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(495)	4,777	(1,125)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	155	(41)	35
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR		41	6
CASH AND CASH EQUIVALENTS AT END OF PERIOD	155		41
Apache Finance Canada [Member]
Condensed Financial Statements, Captions [Line Items]
CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES	315	(40)	13
CASH PROVIDED BY OPERATING ACTIVITIES	315	(40)	13
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany borrowings	1		(1)
Payments on fixed rate debt	(350)
Other	37	35	(7)
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES	(312)	35	(8)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(312)	35	(8)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3	(5)	5
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR		5
CASH AND CASH EQUIVALENTS AT END OF PERIOD	3		5
All Other Subsidiaries of Apache Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES	7,867	5,964	7,503
CASH PROVIDED BY DISCONTINUED OPERATIONS	232	223	246
CASH PROVIDED BY OPERATING ACTIVITIES	8,099	6,187	7,749
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(5,525)	(5,166)	(4,571)
Additions to gas gathering, transmission, and processing facilities	(1,066)	(685)	(652)
Acquisitions of Mobil North Sea			(1,246)
Equity investment in Yara Pilbara Holdings Pty Limited		(439)
Acquisitions, other	(215)	(186)	(119)
Proceeds from Kitimat LNG transaction, net	396
Proceeds from sale of oil and gas properties	307	2	218
Other	(32)	(105)	(81)
NET CASH PROVIDED BY (USED IN) CONTINUING INVESTING ACTIVITIES	(6,135)	(6,579)	(6,451)
NET CASH USED IN DISCONTINUED OPERATIONS	(210)	(327)	(391)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(6,345)	(6,906)	(6,842)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper, credit facility, and bank notes, net	(8)	9
Intercompany borrowings	(3,057)	697	(763)
Proceeds from sale of noncontrolling interest	2,948
Other	(45)	(114)	(41)
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES	(162)	592	(804)
NET CASH PROVIDED BY DISCONTINUED OPERATIONS	(4)	38	18
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(166)	630	(786)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,588	(89)	121
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	160	249	128
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,748	160	249
Reclassifications & Eliminations [Member]
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in and advances to subsidiaries, net		657	(772)
NET CASH PROVIDED BY (USED IN) CONTINUING INVESTING ACTIVITIES		657	(772)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES		657	(772)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany borrowings		(697)	764
Other		40	8
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES		(657)	(772)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES		$ (657)	$ 772